Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) - Summary of Condensed Consolidated Statement of Income (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Insurance service result
Insurance revenue	$ 23,972	$ 23,118
Insurance service expenses	(19,382)	(19,335)
Net expenses from reinsurance contracts held	(613)	(623)
Total insurance service result	3,977	3,160
Investment result
Net investment income (loss)	18,021	337
Insurance/reinsurance finance income (expenses)	(14,628)	(6,307)
Other investment result	(435)	(399)
Total investment result	2,958	(6,369)
Other revenue	6,746	6,186
Other expenses	(5,675)	(5,064)
Interest expenses	(1,554)	(1,051)
Net income (loss) before income taxes	6,452	(3,138)
Income tax (expenses) recoveries	(845)	1,159
Net income (loss) after income taxes	5,607	(1,979)
Equity in net income (loss) of unconsolidated subsidiaries	0
Net income (loss)	5,607	(1,979)
Net income (loss) attributed to:
Non-controlling interests	144	121
Participating policyholders	360	(167)
Shareholders and other equity holders	5,103	(1,933)
Net income	5,607	(1,979)
Consolidation adjustments [Member]
Insurance service result
Insurance revenue	(1,640)	(1,588)
Insurance service expenses	1,741	3,734
Net expenses from reinsurance contracts held	(123)	(334)
Total insurance service result	(22)	1,812
Investment result
Net investment income (loss)	(1,028)	(945)
Insurance/reinsurance finance income (expenses)	88	(1,606)
Other investment result	(103)	(9)
Total investment result	(1,043)	(2,560)
Other revenue	(442)	(464)
Other expenses	268	274
Interest expenses	1,239	938
Net income (loss) before income taxes	0
Income tax (expenses) recoveries	0
Net income (loss) after income taxes	0
Equity in net income (loss) of unconsolidated subsidiaries	(6,552)	2,110
Net income (loss)	(6,552)	2,110
Net income (loss) attributed to:
Non-controlling interests	0
Participating policyholders	74	75
Shareholders and other equity holders	(6,626)	2,035
Net income	(6,552)	2,110
MFC (Guarantor) [Member]
Insurance service result
Insurance revenue	0
Insurance service expenses	0
Net expenses from reinsurance contracts held	0
Total insurance service result	0
Investment result
Net investment income (loss)	638	554
Insurance/reinsurance finance income (expenses)	0
Other investment result	0
Total investment result	638	554
Other revenue	14	(36)
Other expenses	(55)	(42)
Interest expenses	(433)	(439)
Net income (loss) before income taxes	164	37
Income tax (expenses) recoveries	7	32
Net income (loss) after income taxes	171	69
Equity in net income (loss) of unconsolidated subsidiaries	4,932	(2,002)
Net income (loss)	5,103	(1,933)
Net income (loss) attributed to:
Non-controlling interests	0
Participating policyholders	0
Shareholders and other equity holders	5,103	(1,933)
Net income	5,103	(1,933)
JHUSA (Issuer) [Member]
Insurance service result
Insurance revenue	9,858	9,946
Insurance service expenses	(8,928)	(10,652)
Net expenses from reinsurance contracts held	(315)	(570)
Total insurance service result	615	(1,276)
Investment result
Net investment income (loss)	4,232	(53)
Insurance/reinsurance finance income (expenses)	(4,723)	(325)
Other investment result	100	36
Total investment result	(391)	(342)
Other revenue	790	505
Other expenses	(1,112)	(841)
Interest expenses	(79)	(54)
Net income (loss) before income taxes	(177)	(2,008)
Income tax (expenses) recoveries	175	624
Net income (loss) after income taxes	(2)	(1,384)
Equity in net income (loss) of unconsolidated subsidiaries	811	638
Net income (loss)	809	(746)
Net income (loss) attributed to:
Non-controlling interests	0
Participating policyholders	(74)	(530)
Shareholders and other equity holders	883	(216)
Net income	809	(746)
Other subsidiaries [Member]
Insurance service result
Insurance revenue	15,754	14,760
Insurance service expenses	(12,195)	(12,417)
Net expenses from reinsurance contracts held	(175)	281
Total insurance service result	3,384	2,624
Investment result
Net investment income (loss)	14,179	781
Insurance/reinsurance finance income (expenses)	(9,993)	(4,376)
Other investment result	(432)	(426)
Total investment result	3,754	(4,021)
Other revenue	6,384	6,181
Other expenses	(4,776)	(4,455)
Interest expenses	(2,281)	(1,496)
Net income (loss) before income taxes	6,465	(1,167)
Income tax (expenses) recoveries	(1,027)	503
Net income (loss) after income taxes	5,438	(664)
Equity in net income (loss) of unconsolidated subsidiaries	809	(746)
Net income (loss)	6,247	(1,410)
Net income (loss) attributed to:
Non-controlling interests	144	121
Participating policyholders	360	288
Shareholders and other equity holders	5,743	(1,819)
Net income	$ 6,247	$ (1,410)